SHARE CAPITAL AND RESERVES (Details Narrative)				1 Months Ended		12 Months Ended
	Mar. 09, 2022 USD ($) $ / shares shares	Dec. 02, 2021 CAD ($) shares	Oct. 02, 2020 CAD ($) shares	Aug. 20, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2020 CAD ($)	Mar. 31, 2022 CAD ($) shares	Apr. 01, 2021 shares	Mar. 31, 2021 CAD ($) shares	Apr. 01, 2020 shares	Mar. 31, 2020 CAD ($) shares	Apr. 01, 2019 shares
Statement [Line Items]
Stock issued to exercise of warrants, shares | shares		6,000,000	2,000,000	3,000,000
Stock issued to exercise of warrants, proceeds | $		$ 300,000	$ 100,000	$ 150,000
Stock issaunce costs | $			$ 100
Renounced to shareholder | $						$ 167,000
Flow-through proceeds outstanding | $							$ 383,000		$ 83,000		$ 0
2019 Loan Bonus Warrants
Statement [Line Items]
Black-scholes fair value assumption description					risk-free rate of 1.57%; expected volatility of 144%; underlying market price of $0.035; strike price of $0.05; expiry term of 5 years; and, dividend yield of nil
Share purchase warrants issued | shares					16,000,000
Fair value of warrants issued | $					$ 490,449
Share Purchase Option
Statement [Line Items]
Stock option granted | shares	3,480,000
Aggregate common shares acquire | shares	3,480,000
Share price | $ / shares	$ 0.12
Stock granted term dscription	three to five years
Stock granted to insiders	50.00%
Fair value of warrants | $	$ 366,912
Black-scholes fair value assumption description	risk-free rate of 1.65%; expected volatility of 139%; underlying market price of $0.12; strike price of $0.12; expiry term of 3 - 5 years; and, dividend yield of nil
Share Capital
Statement [Line Items]
Common shares issued | shares							186,602,894	180,602,894	180,602,894	175,602,894	175,602,894	170,602,894
Beginning balance, shares | shares							186,602,894		180,602,894		175,602,894